UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

AHA LIMITED MATURITY FIXED INCOME FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [44.0%]

  ALUMINUM [1.4%]

  Alcoa
     4.250%, 08/15/07                      $         800            $      785
================================================================================

  BANKS [5.1%]

  Bank of America
     7.400%, 01/15/11                                750                   798
  JPMorgan Chase
     5.625%, 08/15/06                                750                   750
  Wachovia
     4.850%, 07/30/07                                700                   694
  Washington Mutual
     5.625%, 01/15/07                                600                   600
--------------------------------------------------------------------------------
  TOTAL BANKS                                                            2,842
================================================================================

  BEAUTY PRODUCTS [1.4%]

  Procter & Gamble
     6.875%, 09/15/09                                750                   778
================================================================================

  BUSINESS SERVICES [3.9%]

  Hewlett-Packard
     5.750%, 12/15/06                                750                   751
  International Business Machines
     6.450%, 08/01/07                                700                   704
     4.375%, 06/01/09                                750                   727
--------------------------------------------------------------------------------
  TOTAL BUSINESS SERVICES                                                2,182
================================================================================

  DIVERSIFIED MANUFACTURING [0.9%]

  Honeywell
     7.000%, 03/15/07                                510                   514
================================================================================

  ENERGY [2.9%]

  FPL Group Capital
     6.125%, 05/15/07                              1,625                 1,630
================================================================================

  FINANCIAL SERVICES [12.6%]

  Caterpillar Financial Services,
     Ser F, MTN
     3.625%, 11/15/07                                795                   774
  CIT Group
     5.750%, 09/25/07                                700                   700
  Countrywide Home Loan,
     Ser K, MTN
     5.625%, 05/15/07                              1,000                   999
  General Electric Capital, Ser A,
     MTN
     5.000%, 06/15/07                                750                   746
  HSBC Finance
     5.750%, 01/30/07                              1,455                 1,456
  International Lease Finance
     5.625%, 06/01/07                              1,000                   998
  John Deere Capital
     3.875%, 03/07/07                                820                   810

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  National Rural Utilities
     3.875%, 02/15/08                      $         575            $      559
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                               7,042
================================================================================

  INSURANCE [0.8%]

  UnitedHealth Group
     5.200%, 01/17/07                                430                   429
================================================================================

  INVESTMENT BANKER/BROKER DEALER [8.2%]

  Bear Stearns
     5.700%, 01/15/07                                200                   200
  Citigroup
     6.500%, 01/18/11                                750                   773
  Credit Suisse First Boston
     6.125%, 11/15/11                                750                   760
  Goldman Sachs Group
     6.650%, 05/15/09                                750                   770
  Lehman Brothers Holdings
     4.000%, 01/22/08                                600                   584
  Merrill Lynch
     6.000%, 02/17/09                                750                   755
  Morgan Stanley
     5.800%, 04/01/07                                750                   750
--------------------------------------------------------------------------------
  TOTAL INVESTMENT BANKER/BROKER DEALER                                  4,592
================================================================================

  RETAIL [3.5%]

  Target
     5.500%, 04/01/07                              1,150                 1,149
  Wal-Mart Stores
     6.875%, 08/10/09                                750                   776
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                           1,925
================================================================================

  TELEPHONES & TELECOMMUNICATIONS [3.3%]

  AT&T
     6.250%, 03/15/11                                750                   758
  Verizon Global Funding
     6.125%, 06/15/07                              1,100                 1,104
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATIONS                                  1,862
================================================================================

     TOTAL CORPORATE BONDS
       (Cost $25,030)                                                   24,581
     ===========================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [14.7%]

  FHLB
     5.020%, 11/07/08                              1,500                 1,483
     3.625%, 06/20/07                              2,075                 2,038
     2.875%, 09/15/06                              1,000                   995
  FHLMC
     2.875%, 12/15/06                              1,000                   988
     2.375%, 02/15/07                                710                   697


                                CNI Charter Funds

AHA LIMITED MATURITY FIXED INCOME FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  FNMA
     5.000%, 01/23/09                      $       1,000            $      988
     3.125%, 07/15/06                              1,000                   999
--------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT AGENCY
        OBLIGATIONS
       (Cost $8,258)                                                     8,188
================================================================================

U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS [18.3%]

  FHLMC REMIC, Ser R009,
     Cl AK
     5.750%, 12/15/18                              1,216                 1,202
  FHLMC, Ser R003, Cl AG
     5.125%, 10/15/15                              1,114                 1,090
  FHLMC, Ser R004, Cl Al
     5.125%, 12/15/13                                557                   545
  FHLMC, Ser R007, Cl AC
     5.875%, 05/15/16                              1,231                 1,227
  FNMA, Pool 541946
     7.500%, 07/01/30                                  1                     1
  FNMA, Pool 584930
     7.500%, 05/01/31                                  2                     2
  FNMA, Pool 837191
     5.000%, 12/01/20                              2,925                 2,818
  FNMA, Pool 837196
     5.500%, 02/01/21                              2,930                 2,876
  GNMA, Pool 864622
     4.500%, 06/20/35                                470                   460
--------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT MORTGAGE-
        BACKED OBLIGATIONS
       (Cost $10,394)                                                   10,221
================================================================================

MORTGAGE-BACKED SECURITIES [9.2%]

  Bear Stearns Commercial
     Mortgage Securities,
     Ser 2001-TOP2, Cl A1
     6.080%, 02/15/35                                585                   589
  GE Capital Commercial
     Mortgage, Ser 2004-C2,
     Cl A1
     3.111%, 03/10/40                              1,100                 1,060
  GMAC Commercial Mortgage
     Securities, Ser 2004-C3,
     Cl A2
     3.950%, 12/10/41                              1,075                 1,043
  JPMorgan Commercial
     Mortgage, Ser 2005-IDP5
     Cl A1
     5.035%, 12/15/44                                988                   973
  Morgan Stanley Capital
     Investments, Ser 2005-T17,
     Cl A2
     4.110%, 12/13/41                                955                   930
  Volkswagen Auto Loan
     Enhanced Trust, Ser 2005-1,
     Cl A3
     4.800%, 07/20/09                                545                   540
--------------------------------------------------------------------------------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $5,290)                                                     5,135
================================================================================

                                              Face Amount
Description                                  (000)/Shares           Value (000)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES [5.8%]

  Capital Auto Receivables Asset
     Trust, Ser 2004-2, Cl A3
     3.580%, 01/15/09                         $      710            $      694
  Chase Manhattan Auto Owner
     Trust, Ser 2003-A, Cl A4
     2.060%, 12/15/09                                606                   589
  Honda Auto Receivables Owner
     Trust, Ser 2004-3, Cl A4
     3.280%, 02/18/10                                770                   742
  Nissan Auto Receivables Owner
     Trust, Ser 2004-B, Cl A3
     3.350%, 05/15/08                                573                   567
  Wells Fargo Financial Auto
     Owner Trust, Ser 2005-A,
     Cl A3
     4.090%, 01/15/10                                680                   670
--------------------------------------------------------------------------------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $3,336)                                                     3,262
================================================================================

U.S. TREASURY OBLIGATIONS [5.8%]

  U.S.Treasury Notes
     4.625%, 02/29/08                              1,100                 1,090
     4.125%, 08/15/10                                850                   819
     3.875%, 01/15/09                              1,290                 1,336
--------------------------------------------------------------------------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $3,305)                                                     3,245
================================================================================

CASH EQUIVALENTS [1.3%]

  Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.12% (A)                             348,571                   349
  Wachovia Institutional Trust,
     Cl I, 4.52% (A)                             348,571                   349
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS
       (Cost $698)                                                         698
     ===========================================================================

     TOTAL INVESTMENTS [99.1%]
       (Cost $56,311) +                                             $   55,330
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $55,806 (000)'S.

+ AT JUNE 30,  2006,  THE TAX BASIS COST OF THE FUND'S  INVESTMENTS  WAS $56,311
(000);S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2 (000)'S AND $983 (000)'S, RESPECTIVELY.

(A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI Charter Funds

AHA FULL MATURITY FIXED INCOME FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [37.5%]

  ADVERTISING [0.7%]

  SBC Communications
     5.300%, 11/15/10                      $         200            $      195
================================================================================

  AEROSPACE & DEFENSE [0.3%]

  United Technologies
     4.375%, 05/01/10                                 80                    77
================================================================================

  AIRLINES [0.2%]

  Continental Airlines (A)
     6.800%, 07/02/07                                 59                    57
================================================================================

  AUTOMOTIVE [1.2%]

  Auburn Hills Trust
     12.375%, 05/01/20                                55                    78
  DaimlerChrysler NA Holdings,
     Ser D, MTN (B)
     5.780%, 09/10/07                                180                   180
  Ford Motor
     9.215%, 09/15/21                                125                    99
--------------------------------------------------------------------------------
  TOTAL AUTOMOTIVE                                                         357
================================================================================

  BANKS [3.8%]

  AmSouth Bancorporation
     6.750%, 11/01/25                                 75                    78
  Bank of America
     10.200%, 07/15/15                               100                   128
  Bank One
     10.000%, 08/15/10                                89                   102
  Bankers Trust
     7.250%, 10/15/11                                 46                    49
  Dime Capital Trust, Ser A
     9.330%, 05/06/27                                 50                    53
  Dresdner Bank - New York
     7.250%, 09/15/15                                150                   163
  HSBC Holding
     7.500%, 07/15/09                                285                   299
  Santander Central Hispano
     Issuances
     7.625%, 09/14/10                                100                   107
  Wachovia (B)
     6.300%, 04/15/28                                150                   152
--------------------------------------------------------------------------------
  TOTAL BANKS                                                            1,131
================================================================================

  BUILDING & CONSTRUCTION [0.2%]

  Hanson Australia Funding
     5.250%, 03/15/13                                 75                    71
================================================================================

  BUSINESS SERVICES [0.5%]

  Hewlett-Packard
     5.750%, 12/15/06                                150                   150
================================================================================

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  CHEMICALS [0.8%]

  Dow Chemical
     5.750%, 12/15/08                      $          40            $       40
  E.I. du Pont de Nemours
     4.125%, 04/30/10                                250                   237
--------------------------------------------------------------------------------
  TOTAL CHEMICALS                                                          277
================================================================================

  COMMERCIAL BANKS [2.7%]

  Charter One Bank
     5.500%, 04/26/11                                250                   248
  Citigroup
     3.625%, 02/09/09                                300                   286
  Federal Home Loan Bank
     5.625%, 06/13/16                                285                   281
--------------------------------------------------------------------------------
  TOTAL COMMERCIAL BANKS                                                   815
================================================================================

  CABLE/MEDIA [0.3%]

  TCI Communications
     7.875%, 08/01/13                                 75                    81
================================================================================

  COMPUTER SYSTEM DESIGN & SERVICES [1.0%]

  IBM
     4.375%, 06/01/09                                300                   291
================================================================================

  DIVERSIFIED OPERATIONS [1.1%]

  Hutchison Whamp
     International (A)
     5.450%, 11/24/10                                150                   147
  Wharf International Finance
     7.625%, 03/13/07                                175                   177
--------------------------------------------------------------------------------
  TOTAL DIVERSIFIED OPERATIONS                                             324
================================================================================

  DRUGS [1.3%]

  Bristol-Myers Squibb
     5.750%, 10/01/11                                300                   299
  Teva Pharmaceutical
     5.550%, 02/01/16                                 75                    71
--------------------------------------------------------------------------------
  TOTAL DRUGS                                                              370
================================================================================

  ELECTRICAL SERVICES [0.3%]

  Public Service Company of
     Colorado
     4.375%, 10/01/08                                100                    97
================================================================================

  ENERGY [2.1%]

  Carolina Power & Light
     5.150%, 04/01/15                                 80                    75
  Exelon
     5.625%, 06/15/35                                 75                    66
  Korea Electric Power
     7.750%, 04/01/13                                 95                   104
     6.750%, 08/01/27                                 75                    77


                                CNI Charter Funds

AHA FULL MATURITY FIXED INCOME FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  Pacific Gas & Electric
     6.050%, 03/01/34                      $          25            $       24
  PPL Energy Supply, Ser A
     5.700%, 10/15/15                                 75                    71
  PSI Energy
     7.850%, 10/15/07                                125                   128
  United Utilities
     6.450%, 04/01/08                                 70                    71
--------------------------------------------------------------------------------
  TOTAL ENERGY                                                             616
================================================================================

  FINANCIAL SERVICES [9.0%]

  American Express Credit
     3.000%, 05/16/08                                300                   286
  American General Finance
     8.450%, 10/15/09                                100                   108
  Amvescap
     5.900%, 01/15/07                                 50                    50
  Associates NA, Ser A
     7.950%, 02/15/10                                 75                    80
  Bear Stearns
     7.625%, 12/07/09                                250                   265
  Caterpillar Financial Services,
     Ser F, MTN
     3.450%, 01/15/09                                 50                    47
     4.875%, 06/15/07                                300                   298
  CIT Group
     3.375%, 04/01/09                                 75                    71
  Countrywide Financial (B)
     5.400%, 05/05/08                                 90                    90
  General Electric Capital, Ser A,
     MTN
     6.000%, 06/15/12                                 75                    76
     5.500%, 04/28/11                                 80                    79
     5.000%, 06/15/07                                300                   298
  HSBC Finance
     5.750%, 01/30/07                                 75                    75
     5.000%, 06/30/15                                 75                    69
  Lehman Brothers Holdings
     6.625%, 01/18/12                                300                   311
  National Rural Utilities
     3.875%, 02/15/08                                 50                    49
  NiSource Finance
     7.875%, 11/15/10                                 75                    80
  Residential Capital (B)
     6.875%, 06/29/07                                 90                    90
  Telecom Italia Capital
     4.000%, 01/15/10                                160                   150
  UFJ Finance Aruba
     6.750%, 07/15/13                                 75                    78
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                               2,650
================================================================================

  FOOD, BEVERAGE & TOBACCO [0.8%]

  Kraft Foods
     6.250%, 06/01/12                                150                   152
     5.625%, 11/01/11                                 40                    39

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  Pepsi Bottling Holdings (A)
     5.625%, 02/17/09                      $          50            $       50
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                           241
================================================================================

  INSURANCE [0.7%]

  ACE INA Holdings
     8.300%, 08/15/06                                 60                    60
  Protective Life
     4.300%, 06/01/13                                100                    91
  WellPoint
     3.750%, 12/14/07                                 50                    49
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                          200
================================================================================

  INVESTMENT BANKER/BROKER DEALER [2.1%]

  Bear Stearns, Ser B, MTN
     4.550%, 06/23/10                                 50                    48
  Citigroup
     4.125%, 02/22/10                                 80                    76
  Credit Suisse First Boston
     6.125%, 11/15/11                                 50                    51
  Goldman Sachs Group
     5.265%, 06/28/10                                100                   100
     5.150%, 01/15/14                                 75                    71
  Merrill Lynch, Ser C, MTN (B)
     5.370%, 02/05/10                                 70                    70
  Morgan Stanley (B)
     5.348%, 01/15/10                                140                   141
     4.750%, 04/01/14                                 75                    69
--------------------------------------------------------------------------------
  TOTAL INVESTMENT BANKER/BROKER DEALER                                    626
================================================================================

  MANUFACTURING [0.7%]

  General Electric
     5.000%, 02/01/13                                150                   144
  Tyco International Group
     6.375%, 10/15/11                                 75                    76
--------------------------------------------------------------------------------
  TOTAL MANUFACTURING                                                      220
================================================================================

  MORTGAGE FINANCE [0.2%]

  Residential Capital
     6.000%, 02/22/11                                 75                    73
================================================================================

  MULTI-MEDIA [1.0%]

  Time Warner
     9.125%, 01/15/13                                 50                    57
  Viacom
     7.700%, 07/30/10                                 75                    80
  Walt Disney
     6.375%, 03/01/12                                150                   154
--------------------------------------------------------------------------------
  TOTAL MULTI-MEDIA                                                        291
================================================================================


                                CNI Charter Funds

AHA FULL MATURITY FIXED INCOME FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  OIL & GAS [1.0%]

  Shell International
     5.625%, 06/27/11                      $         300            $      300
================================================================================

  PERSONAL CREDIT INSTITUTIONS [0.3%]

  Household Finance
     6.375%, 10/15/11                                100                   102
================================================================================

  PETROLEUM & FUEL PRODUCTS [0.5%]

  Cooper Cameron
     2.650%, 04/15/07                                100                    97
  Pemex Project Funding Master
     Trust
     9.125%, 10/13/10                                 50                    55
--------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                          152
================================================================================

  RETAIL [0.6%]

  Lowe's
     5.000%, 10/15/15                                130                   122
  Target
     5.400%, 10/01/08                                 50                    50
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                             172
================================================================================

  SECURITY BROKERS & DEALERS [0.7%]

  Goldman Sachs Group
     6.600%, 01/15/12                                200                   206
================================================================================

  TELEPHONES & TELECOMMUNICATIONS [2.9%]

  British Telecommunications
     8.875%, 12/15/30                                100                   123
     8.375%, 12/15/10                                 60                    66
  Deutsche Telekom International
     Finance
     8.250%, 06/15/30                                 75                    86
  France Telecom
     7.750%, 03/01/11                                 50                    54
  New Cingular Wireless Services
     8.750%, 03/01/31                                 25                    31
  Royal KPN
     8.000%, 10/01/10                                 10                    10
  Sprint Capital
     7.625%, 01/30/11                                 75                    80
     4.780%, 08/17/06 (C)                            150                   150
  Telecom Italia Capital
     5.250%, 10/01/15                                 75                    68
  Telefonica Emisiones
     6.421%, 06/20/16                                 75                    75

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  Verizon Global Funding
     4.000%, 01/15/08                      $         100            $       97
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATIONS                                    840
================================================================================

  TRANSPORTATION SERVICES [0.5%]

  FedEx
     9.650%, 06/15/12                                125                   147
================================================================================

     TOTAL CORPORATE BONDS
       (Cost $11,354)                                                   11,129
     ==========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [18.3%]

  FHLMC REMIC, Ser 2720,
     Cl JB
     5.000%, 12/15/16                                150                   147
  FHLMC REMIC, Ser R003,
     Cl VA
     5.500%, 08/15/16                                191                   188
  FHLMC, Pool 160098
     10.500%, 01/01/10                                 6                     6
  FHLMC, Pool 1B2550
     5.288%, 02/01/36                                286                   282
  FHLMC, Pool 1B2677 (B)
     4.105%, 01/01/35                                 48                    47
  FHLMC, Pool 1B2683 (B)
     4.083%, 01/01/35                                 27                    26
  FHLMC, Pool 1B2692 (B)
     4.462%, 12/01/34                                 75                    73
  FHLMC, Pool C00760
     6.500%, 05/01/29                                 29                    30
  FHLMC, Pool C00785
     6.500%, 06/01/29                                112                   113
  FHLMC, Pool C20300
     6.500%, 01/01/29                                 19                    19
  FHLMC, Pool E01251
     5.500%, 11/01/17                                 91                    89
  FHLMC, Pool E01280
     5.000%, 12/01/17                                 73                    71
  FHLMC, Pool G11723
     5.500%, 07/01/20                                255                   250
  FHLMC, Ser 2141, Cl N
     5.550%, 11/15/27                                 39                    39
  FHLMC, Ser 2531, Cl N
     4.000%, 07/15/27                                 18                    17
  FHLMC, Ser 2533, Cl PC
     5.000%, 10/15/17                                 83                    83
  FHLMC, Ser 2539, Cl QB
     5.000%, 09/15/15                                147                   146
  FHLMC, Ser 2544, Cl QB
     5.000%, 09/15/15                                124                   122
  FHLMC, Ser 2567, Cl OD
     5.000%, 08/15/15                                125                   123
  FHLMC, Ser 2804, Cl VC
     5.000%, 07/15/21                                184                   175
  FHLMC, Ser 2835, Cl VK
     5.500%, 11/15/12                                122                   121
  FNMA
     7.250%, 01/15/10                                250                   264
     5.500%, 04/01/36                                197                   189
     5.000%, 11/01/35                                195                   183


                                CNI Charter Funds

AHA FULL MATURITY FIXED INCOME FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                              Face  Amount (000)         Value (000)
--------------------------------------------------------------------------------

  FNMA, Pool 252570
     6.500%, 07/01/29                      $          41            $       41
  FNMA, Pool 253183
     7.500%, 04/01/30                                  3                     3
  FNMA, Pool 253398
     8.000%, 08/01/30                                 14                    15
  FNMA, Pool 254088
     5.500%, 12/01/16                                 76                    75
  FNMA, Pool 254509
     5.000%, 10/01/17                                 80                    77
  FNMA, Pool 254510
     5.000%, 11/01/17                                 95                    92
  FNMA, Pool 254545
     5.000%, 12/01/17                                 61                    59
  FNMA, Pool 254685
     5.000%, 04/01/18                                138                   133
  FNMA, Pool 254949
     5.000%, 11/01/33                                104                    97
  FNMA, Pool 254953
     5.000%, 11/01/18                                 74                    71
  FNMA, Pool 303168
     9.500%, 02/01/25                                 11                    12
  FNMA, Pool 735060
     6.000%, 11/01/34                                149                   147
  FNMA, Pool 735228
     5.500%, 02/01/35                                119                   114
  FNMA, Pool 827223 (B)
     4.775%, 04/01/35                                236                   231
  FNMA, Pool 835744
     5.000%, 09/01/35                                585                   548
  FNMA, Ser 1991, Cl 86
     6.500%, 07/25/21                                 68                    68
  FNMA, Ser 1992, Cl 136
     6.000%, 08/25/22                                 53                    53
  FNMA, Ser 1998, Cl 66
     6.000%, 12/25/28                                 25                    24
  FNMA, Ser 2002, Cl 70
     5.000%, 04/25/15                                 22                    22
  FNMA, Ser 2002, Cl 95
     5.000%, 07/25/26                                 74                    73
  FNMA, Ser 2003, Cl 16
     5.000%, 10/25/15                                150                   147
  FNMA, Ser 2003, Cl 18
     5.000%, 03/25/16                                150                   148
  FNMA, Ser 2003, Cl 31
     4.500%, 12/25/28                                139                   137
  FNMA, Ser 2003, Cl 44
     3.750%, 05/25/33                                 26                    24
  GNMA, Pool 479168
     8.000%, 02/15/30                                 38                    40
  GNMA, Pool 780315
     9.500%, 12/15/17                                 22                    24
  GNMA, Ser 2004, Cl 78
     4.658%, 04/16/29                                150                   141
--------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
       OBLIGATIONS
       (Cost $5,607)                                                     5,419
================================================================================

U.S. TREASURY OBLIGATIONS [14.9%]

  U.S. Treasury Bonds
     9.125%, 05/15/18                                575                   770
     6.250%, 08/15/23 (D)                          1,475                 1,627

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  U.S. Treasury Notes
     5.750%, 08/15/10                      $          95            $       97
     4.500%, 02/15/09                                400                   394
     4.500%, 11/15/15                                200                   191
     4.375%, 12/15/10                                500                   486
     3.500%, 02/15/10                                580                   549
     3.125%, 05/15/07                                300                   294
--------------------------------------------------------------------------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $4,497)                                                     4,408
================================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [10.5%]

  FAMC, MTN
     4.250%, 07/29/08                                 20                    20
  FFCB
     4.875%, 04/04/12                                200                   194
  FHLB
     3.250%, 12/17/07                                450                   436
  FHLMC
     6.000%, 01/15/17                                148                   148
     5.875%, 03/21/11                                150                   151
     5.125%, 10/15/08                                200                   199
     5.000%, 07/15/14                                 50                    48
     5.000%, 05/15/21                                150                   144
     4.900%, 11/03/08                                 30                    30
     4.375%, 07/17/15                                240                   221
  FNMA
     6.625%, 09/15/09                                400                   414
     5.375%, 11/15/11                                550                   547
     4.625%, 05/01/13                                150                   141
     4.000%, 09/02/08                                270                   261
  GNMA
     3.727%, 03/16/27                                149                   142
--------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $3,165)                                                     3,096
================================================================================

MORTGAGE-BACKED SECURITIES [8.2%]

  Banc of America Alternative
     Loan Trust, Ser 2004-2,
     Cl 5A1
     5.500%, 03/25/19                                160                   157
  Banc of America Alternative
     Loan Trust, Ser 2005-4,
     Cl CB11
     5.500%, 05/25/35                                169                   167
  Banc of America Alternative
     Loan Trust, Ser 2005-6,
     Cl 7A1
     5.500%, 07/25/20                                125                   122
  Banc of America Alternative
     Loan Trust, Ser 2005-9,
     Cl 1CB3
     5.500%, 10/25/35                                139                   137
  Bear Stearns Commercial
     Mortgage, Ser 2006-PW12,
     Cl A4 (B)
     5.712%, 09/11/38                                160                   159
  Chase Mortgage Finance,
     Ser 2003-S13, Cl A11
     5.500%, 11/25/33                                122                   119


                                CNI Charter Funds

AHA FULL MATURITY FIXED INCOME FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  Countrywide Asset-Backed
     Certificates, Ser 2006-11,
     Cl 1AF3 (B)
     6.050%, 06/25/09                      $         200               $   200
  Deutsche Mortgage Securities,
     Ser 2004-4, Cl 1A3 (B)
     4.940%, 04/25/34                                 56                    56
  FPL Group Capital
     4.086%, 02/16/07                                150                   149
  GE Capital Commercial
     Mortgage, Ser 2002-3A,
     Cl A2
     4.996%, 12/10/37                                150                   144
  GMAC Commercial Mortgage
     Securities, Ser 2003-C1,
     Cl A2
     4.079%, 05/10/36                                225                   204
  GMAC Mortgage Corporation
     Loan Trust, Ser 2004-GH1,
     Cl A6 (B)
     4.810%, 07/25/35                                150                   148
  GMAC Mortgage Corporation
     Loan Trust, Ser 2004-J4,
     Cl A2
     5.500%, 08/25/14                                128                   126
  JPMorgan Alternative Loan
     Trust, Ser 2006-S3, Cl A3A
     6.000%, 06/25/16                                200                   198
  RAAC, Ser 2004-SP1,
     Cl AI4 (B)
     5.285%, 08/25/27                                150                   145
  Residential Accredit Loans,
     Ser 2004-QS5, Cl A5
     4.750%, 04/25/34                                 63                    61
  Residential Accredit Loans,
     Ser 2004-QS6, Cl A1
     5.000%, 05/25/19                                105                   102
  Wachovia Bank Commercial
     Mortgage, Ser 2003-C3,
     Cl A2
     4.870%, 02/15/35                                 50                    47
--------------------------------------------------------------------------------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $2,507)                                                     2,441
================================================================================

ASSET-BACKED SECURITIES [4.5%]

  CitiFinancial Mortgage
     Securities, Ser 2004-1,
     Cl AF2
     2.640%, 04/25/34                                150                   143
  Cityscape Home Equity Loan
     Trust, Ser 1997-C, Cl A4
     7.000%, 07/25/28                                 22                    22
  Contimortgage Home Equity
     Loan Trust, Ser 1997-2,
     Cl A9
     7.090%, 04/15/28                                 18                    18
  Fairbanks Capital Mortgage,
     Ser 1991-1, Cl A
     5.923%, 05/25/28                                 53                    53
  Green Tree Financial,
     Ser 1997-7, Cl A6
     6.760%, 07/15/29                                153                   154

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  Green Tree Home Improvement
     Loan Trust,
     Ser 1996-D,
     Cl HEM2
     8.300%, 09/15/27                      $          33            $       33
  GSAA Home Equity Trust,
     Ser 2005-1, Cl AF2
     4.316%, 11/25/34                                150                   146
  IMC Home Equity Loan Trust,
     Ser 1997-5, Cl A10
     6.880%, 11/20/28                                 31                    31
  New Century Home Equity
     Loan Trust, Ser 2003-5,
     Cl AI3
     3.560%, 11/25/33                                 38                    37
  Renaissance Home Equity Loan
     Trust, Ser 2005-3, Cl AF2
     4.723%, 11/25/35                                150                   148
  Residential Asset Securities,
     Ser 2002-RS3, Cl AI5
     5.572%, 06/25/32                                121                   120
  Residential Asset Securities,
     Ser 2003-KS11, Cl AI3
     3.320%, 02/25/29                                 17                    17
  Residential Asset Securities,
     Ser 2003-KS5, Cl AI6
     3.620%, 07/25/33                                200                   188
  Residential Asset Securities,
     Ser 2004-KS2, Cl AI3
     3.020%, 05/25/29                                 62                    61
  Residential Asset Securities,
     Ser 2004-KS5, Cl AI3
     4.030%, 04/25/30                                126                   124
  UCFC Home Equity Loan,
     Ser 1998-C, Cl A7
     5.935%, 01/15/30                                 47                    46
--------------------------------------------------------------------------------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $1,363)                                                     1,341
================================================================================

FOREIGN GOVERNMENT BONDS [0.6%]

  National Bank of Hungary
     8.875%, 11/01/13                                 75                    88
  Republic of Italy
     4.375%, 10/25/06                                 40                    40
  United Mexican States
     9.875%, 02/01/10                                 50                    55
--------------------------------------------------------------------------------
     TOTAL FOREIGN GOVERNMENT BONDS
       (Cost $178)                                                         183
================================================================================

MUNICIPAL BOND [0.1%]

  LOUISIANA [0.1%]

  Louisiana State, Tobacco
     Settlement Financing
     Authority, Ser 2001A
     6.360%, 05/15/25                                 38                    38
--------------------------------------------------------------------------------
     TOTAL MUNICIPAL BOND
       (Cost $38)                                                           38
================================================================================


                                CNI Charter Funds

AHA FULL MATURITY FIXED INCOME FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

                                             Face Amount
Description                                 (000)/Shares            Value (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT [0.6%]

  Credit Suisse First Boston
     5.360%, dated 06/30/06,
     matures on 07/03/06,
     repurchase price $189,851
     (collateralized by a corporate
     obligation, par value
     $193,140, 0.000%,
     09/10/07, total market
     value $193,708)(E)                       $      190            $      190
--------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
       (Cost $190)                                                         190
================================================================================

CASH EQUIVALENTS [1.6%]

  AIM Short-Term Investment
     Company, Liquid Assets
     Portfolio (E)                                31,350                    31
  Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.12% (F)                             225,456                   225
  Wachovia Institutional Trust,
     Cl I, 4.52% (F)                             225,456                   225
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS
       (Cost $481)                                                         481
     ===========================================================================

     TOTAL INVESTMENTS [96.8%]
       (Cost $29,380) +                                             $   28,726
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $29,684 (000).

+ AT JUNE 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $29,380
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $104 (000)'S AND $758 (000)'S, RESPECTIVELY.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2006, THE VALUE OF THESE SECURITIES AMOUNTED TO $254 (000)'S, REPRESENTING 0.9% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY-- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2006.

(C) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2006. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(D) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2006 WAS $212,682.

(E) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT JUNE 30, 2006 WAS $221,117.

(F) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

CL -- CLASS
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI Charter Funds

AHA BALANCED FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [65.1%]

  ADVERTISING [1.5%]

  Avaya *                                          1,300     $              15
  WPP Group, ADR                                   4,200                   253
--------------------------------------------------------------------------------
  TOTAL ADVERTISING                                                        268
================================================================================

  AEROSPACE & DEFENSE [0.8%]

  Boeing                                             700                    57
  Lockheed Martin                                    300                    22
  Northrop Grumman                                   100                     6
  United Technologies                                900                    57
--------------------------------------------------------------------------------
  TOTAL AEROSPACE & DEFENSE                                                142
================================================================================

  APPAREL/TEXTILES [0.6%]

  Jones Apparel Group                              3,200                   102
================================================================================

  AUTOMOTIVE [0.2%]

  Autozone *                                         200                    18
  Ford Motor                                         500                     3
  Paccar                                             200                    17
--------------------------------------------------------------------------------
  TOTAL AUTOMOTIVE                                                          38
================================================================================

  BANKS [5.1%]

  Bank of America                                  6,500                   313
  JPMorgan Chase                                     200                     8
  National City                                      800                    29
  US Bancorp                                       5,500                   170
  Wachovia                                         1,200                    65
  Washington Mutual                                5,660                   258
  Wells Fargo                                      1,100                    74
--------------------------------------------------------------------------------
  TOTAL BANKS                                                              917
================================================================================

  BIOTECHNOLOGY [1.2%]

  Amgen *                                          3,100                   202
  Gilead Sciences *                                  200                    12
--------------------------------------------------------------------------------
  TOTAL BIOTECHNOLOGY                                                      214
================================================================================

  BROADCASTING & CABLE [0.5%]

  Cisco Systems *                                  1,400                    27
  Freescale Semiconductor, Cl B *                    600                    18
  Motorola                                         2,400                    48
--------------------------------------------------------------------------------
  TOTAL BROADCASTING & CABLE                                                93
================================================================================

  BUILDING & CONSTRUCTION [0.2%]

  KB Home                                            300                    14

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

  Lennar, Cl A                                       400            $       18
--------------------------------------------------------------------------------
  TOTAL BUILDING & CONSTRUCTION                                             32
================================================================================

  BUSINESS SERVICES [3.1%]

  Cendant                                         13,400                   218
  Convergys *                                        300                     6
  Equifax                                            500                    17
  First Data                                       6,300                   284
  NCR *                                              600                    22
--------------------------------------------------------------------------------
  TOTAL BUSINESS SERVICES                                                  547
================================================================================

  CHEMICALS [0.1%]

  Dow Chemical                                       200                     8
  Rohm & Haas                                        300                    15
--------------------------------------------------------------------------------
  TOTAL CHEMICALS                                                           23
================================================================================

  COMMUNICATION & MEDIA [1.8%]

  DIRECTV Group *                                 18,900                   312
  Time Warner                                        600                    10
--------------------------------------------------------------------------------
  TOTAL COMMUNICATION & MEDIA                                              322
================================================================================

  COMPUTERS [0.8%]

  Apple Computer *                                   100                     6
  Hewlett-Packard                                  2,000                    63
  IBM                                                900                    69
--------------------------------------------------------------------------------
  TOTAL COMPUTERS                                                          138
================================================================================

  COMPUTERS - SOFTWARE [1.7%]

  Microsoft                                       10,500                   245
  Oracle *                                         3,700                    53
--------------------------------------------------------------------------------
  TOTAL COMPUTERS - SOFTWARE                                               298
================================================================================

  COMPUTER SYSTEM DESIGN & SERVICES [1.9%]

  Cadence Design Systems *                         8,200                   141
  Computer Sciences *                                300                    14
  Diebold                                          4,500                   183
--------------------------------------------------------------------------------
  TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                                 338
================================================================================

  CONSUMER PRODUCTS & SERVICES [0.6%]

  Procter & Gamble                                 1,600                    89
  Whirlpool                                          200                    17
--------------------------------------------------------------------------------
  TOTAL CONSUMER PRODUCTS & SERVICES                                       106
================================================================================

  DIVERSIFIED MANUFACTURING [0.4%]

  General Electric                                 2,100                    69
================================================================================


                                CNI Charter Funds

AHA BALANCED FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

  DIVERSIFIED METALS & MINING [0.1%]

  Freeport-McMoran Copper &
     Gold, Cl B                                      300            $       17
================================================================================

  DRUGS [4.4%]

  Bristol Myers Squibb                               500                    13
  Hospira *                                          100                     4
  Johnson & Johnson                                  692                    41
  Merck                                            1,700                    62
  Pfizer                                           7,820                   184
  Sanofi-Aventis, ADR                              4,700                   229
  Wyeth                                            5,600                   249
--------------------------------------------------------------------------------
  TOTAL DRUGS                                                              782
================================================================================

  ELECTRICAL SERVICES [0.5%]

  Duke Energy                                      1,400                    41
  TXU                                                700                    42
  Xcel Energy                                        800                    15
--------------------------------------------------------------------------------
  TOTAL ELECTRICAL SERVICES                                                 98
================================================================================

  ENERGY [0.2%]

  American Electric Power                            600                    21
  Edison International                               500                    19
--------------------------------------------------------------------------------
  TOTAL ENERGY                                                              40
================================================================================

  ENTERTAINMENT [1.0%]

  Carnival                                         4,100                   171
================================================================================

  FINANCIAL SERVICES [1.1%]

  Capital One Financial                              500                    43
  CIT Group                                          400                    21
  Citigroup                                        2,166                   104
  Countrywide Financial                            1,000                    38
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                                 206
================================================================================

  FOOD, BEVERAGE & TOBACCO [2.6%]

  Archer-Daniels-Midland                             900                    37
  Coca-Cola                                        1,300                    56
  Coca-Cola Enterprises                              800                    17
  Conagra Foods                                    7,600                   168
  General Mills                                      600                    31
  Pepsi Bottling Group                               600                    19
  Tyson Foods, Cl A (A)                            8,600                   128
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                           456
================================================================================

  GAS/NATURAL GAS [0.9%]

  El Paso                                         10,100                   151

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

  Nicor                                              400            $       17
--------------------------------------------------------------------------------
  TOTAL GAS/NATURAL GAS                                                    168
================================================================================

  HEALTHCARE PRODUCTS & SERVICES [3.3%]

  Cardinal Health                                    600                    38
  Cigna                                            2,750                   271
  HCA                                              4,900                   211
  McKesson                                           500                    24
  UnitedHealth Group                                 800                    36
--------------------------------------------------------------------------------
  TOTAL HEALTHCARE PRODUCTS & SERVICES                                     580
================================================================================

  INSURANCE [8.3%]

  ACE, ADR                                         1,300                    66
  Aetna                                              900                    36
  Allstate                                         4,000                   219
  American International Group                       212                    12
  Assured Guaranty                                 6,600                   167
  Chubb                                              600                    30
  Cincinnati Financial                               400                    19
  Conseco *                                        8,400                   194
  Hartford Financial Services
     Group                                           500                    42
  ING Groep, ADR                                   4,700                   185
  Lincoln National                                   200                    11
  MBIA                                             3,700                   217
  Metlife                                          1,000                    51
  Mgic Investment                                    200                    13
  Safeco                                             300                    17
  St Paul Travelers                                4,300                   192
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                        1,471
================================================================================

  INVESTMENT BANKER/BROKER DEALER [0.6%]

  Bear Stearns                                       200                    28
  Goldman Sachs Group                                400                    60
  Lehman Brothers Holdings                           200                    13
--------------------------------------------------------------------------------
  TOTAL INVESTMENT BANKER/BROKER DEALER                                    101
================================================================================

  MACHINERY [2.6%]

  Caterpillar                                        100                     8
  Cummins                                            200                    25
  Deere                                              400                    33
  Eaton                                            2,800                   211
  Illinois Tool Works                              4,000                   190
--------------------------------------------------------------------------------
  TOTAL MACHINERY                                                          467
================================================================================

  MEASURING DEVICES [0.1%]

  Agilent Technologies *                             600                    19
================================================================================

  MEDICAL PRODUCTS & SERVICES [0.2%]

  Bard (C.R.)                                        100                     7
  Becton Dickinson                                   400                    24


                                CNI Charter Funds

AHA BALANCED FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

  Coventry Health Care *                             100            $        6
--------------------------------------------------------------------------------
  TOTAL MEDICAL PRODUCTS & SERVICES                                         37
================================================================================

  METALS & MINING [0.1%]

  Phelps Dodge                                       300                    25
================================================================================

  MISCELLANEOUS BUSINESS SERVICES [0.6%]

  Interpublic Group (A)*                          14,000                   117
================================================================================

  MULTI-MEDIA [0.6%]

  News Corp., Cl A                                 2,600                    50
  Walt Disney                                      1,800                    54
--------------------------------------------------------------------------------
  TOTAL MULTI-MEDIA                                                        104
================================================================================

  PAPER & PAPER PRODUCTS [0.1%]

  Louisiana-Pacific                                  700                    15
================================================================================

  PETROLEUM & FUEL PRODUCTS [3.5%]

  Ashland                                            200                    13
  Chesapeake Energy                                  600                    18
  ChevronTexaco                                    4,100                   255
  ConocoPhillips                                   1,072                    70
  Devon Energy                                       700                    42
  Exxon Mobil                                      1,248                    77
  Marathon Oil                                       600                    50
  Occidental Petroleum                               500                    51
  Valero Energy                                      700                    47
--------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                          623
================================================================================

  PETROLEUM REFINING [0.0%]

  Hess                                               100                     5
================================================================================

  PETROLEUM SERVICES [3.8%]

  BJ Services                                      5,000                   186
  GlobalSantaFe                                    4,600                   266
  Halliburton                                      2,500                   185
  Schlumberger                                       500                    33
--------------------------------------------------------------------------------
  TOTAL PETROLEUM SERVICES                                                 670
================================================================================

  PRINTING & PUBLISHING [0.1%]

  Meredith                                           300                    15
================================================================================

  RESIDENTIAL HOUSING [0.1%]

  DR Horton                                          200                     5
  Pulte Homes                                        600                    17
--------------------------------------------------------------------------------
  TOTAL RESIDENTIAL HOUSING                                                 22
================================================================================

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

  RETAIL [5.0%]

  Autonation *                                       800            $       17
  CVS                                              5,400                   166
  Darden Restaurants                                 500                    20
  Federated Department Stores                        800                    29
  Home Depot                                       7,100                   254
  JC Penney                                          400                    27
  Kroger                                           1,000                    22
  Limited Brands                                   4,800                   123
  Sherwin Williams                                   300                    14
  Target                                           4,400                   215
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                             887
================================================================================

  RUBBER & PLASTIC [0.1%]

  Goodyear Tire & Rubber *                         1,200                    13
================================================================================

  SEMI-CONDUCTORS [1.7%]

  Infineon Technologies ADR
    (A)*                                          22,200                   248
  National Semiconductor                             600                    14
  Texas Instruments                                1,100                    33
--------------------------------------------------------------------------------
  TOTAL SEMI-CONDUCTORS                                                    295
================================================================================

  STEEL & STEEL WORKS [0.2%]

  Nucor                                              400                    22
  United States Steel                                200                    14
--------------------------------------------------------------------------------
  TOTAL STEEL & STEEL WORKS                                                 36
================================================================================

  TELEPHONES & TELECOMMUNICATIONS [1.7%]

  Alltel                                             600                    38
  AT&T                                             7,700                   215
  Bellsouth                                          200                     7
  CenturyTel                                         400                    15
  Embarq *                                           330                    14
  Sprint Nextel                                      600                    12
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATIONS                                    301
================================================================================

  TRANSPORTATION SERVICES [0.2%]

  Norfolk Southern                                   600                    32
================================================================================

  TRUCKING [0.1%]

  Ryder System                                       400                    23
================================================================================

  WHOLESALE [0.8%]

  Sysco                                            4,800                   147


                                CNI Charter Funds

AHA BALANCED FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

                                              Shares/face
Description                                  Amount (000)           Value (000)
--------------------------------------------------------------------------------

  Yahoo! *                                           100            $        3
--------------------------------------------------------------------------------
  TOTAL WHOLESALE                                                          150
================================================================================

     TOTAL COMMON STOCK
       (Cost $10,274)                                                   11,593
     ===========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS [8.1%]

  FHLMC Gold, Pool C90691
     5.500%, 07/01/23                         $       58                    57
  FHLMC Gold, Pool E01140
     6.000%, 05/01/17                                 22                    23
  FHLMC Gold, Pool G11880
     5.000%, 12/01/20                                143                   138
  FHLMC REMIC, Ser 2673,
     Cl NC
     5.500%, 05/15/21                                 75                    74
  FHLMC REMIC, Ser R001,
     Cl AE
     4.375%, 04/15/15                                 78                    76
  FHLMC, Pool C00760
     6.500%, 05/01/29                                 21                    21
  FHLMC, Pool C00785
     6.500%, 06/01/29                                 22                    22
  FHLMC, Ser 2531, Cl N
     4.000%, 07/15/27                                 12                    12
  FHLMC, Ser 2533, Cl PC
     5.000%, 10/15/17                                 50                    50
  FHLMC, Ser 2539, Cl QB
     5.000%, 09/15/15                                 84                    83
  FHLMC, Ser 2567, Cl OD
     5.000%, 08/15/15                                 50                    49
  FHLMC, Ser 2578 PD
     5.000%, 08/15/14                                 50                    49
  FHLMC, Ser 2808 AD
     5.000%, 12/15/14                                  6                     6
  FHLMC, Ser R007, Cl AC
     5.875%, 05/15/16                                 99                    98
  FNMA
     7.250%, 01/15/10                                 25                    26
  FNMA, Pool 254800
     5.500%, 07/01/23                                107                   104
  FNMA, Pool 725773
     5.500%, 09/01/34                                139                   134
  FNMA, Pool 735228
     5.500%, 02/01/35                                 59                    57
  FNMA, Pool 790108
     6.000%, 08/01/34                                 74                    73
  FNMA, Ser 2002, Cl 70
     5.000%, 04/25/15                                  5                     5
  FNMA, Ser 2002, Cl 95
     5.000%, 07/25/26                                 25                    24
  FNMA, Ser 2003, Cl 16
     5.000%, 10/25/15                                 50                    49
  FNMA, Ser 2003, Cl 18
     5.000%, 03/25/16                                125                   123
  FNMA, Ser 2003, Cl 31
     4.500%, 12/25/28                                 79                    78

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  FNMA, Ser 2003, Cl 44
     3.750%, 05/25/33                      $          11            $       10
--------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $1,480)                                                     1,441
================================================================================

CORPORATE BONDS [7.5%]

  BANKS [2.5%]

  AmSouth Bancorporation
     6.750%, 11/01/25                                 50                    52
  Bank of Oklahoma
     7.125%, 08/15/07                                 50                    51
  Bank United, Ser A, MTN
     8.000%, 03/15/09                                 50                    52
  Bankers Trust
     7.500%, 11/15/15                                 25                    27
  Compass Bank
     8.100%, 08/15/09                                 50                    54
  Dresdner Bank - New York
     7.250%, 09/15/15                                 50                    54
  First Maryland Bancorporation
     7.200%, 07/01/07                                 50                    50
  PNC Funding
     7.500%, 11/01/09                                 50                    53
  Wachovia Bank
     7.800%, 09/15/06                                 50                    50
--------------------------------------------------------------------------------
  TOTAL BANKS                                                              443
================================================================================

  BUILDING & CONSTRUCTION [0.3%]

  Hanson Australia Funding
     5.250%, 03/15/13                                 50                    47
================================================================================

  CONTAINERS & PACKAGING [0.3%]

  Pactiv
     7.950%, 12/15/25                                 50                    53
================================================================================

  ENERGY [1.0%]

  Dominion Resources
     6.250%, 06/30/12                                 50                    50
  Exelon Generation
     6.950%, 06/15/11                                 50                    52
  Pacific Gas & Electric
     6.050%, 03/01/34                                 25                    24
  PSI Energy
     7.850%, 10/15/07                                 50                    51
--------------------------------------------------------------------------------
  TOTAL ENERGY                                                             177
================================================================================

  FINANCIAL SERVICES [0.9%]

  Amvescap
     5.900%, 01/15/07                                 25                    25
  CIT Group
     3.375%, 04/01/09                                 25                    24
  Countrywide Home Loan
     4.125%, 09/15/09                                 25                    24
  FPL Group Capital
     7.625%, 09/15/06                                 50                    50


                                CNI Charter Funds

AHA BALANCED FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  Household Finance
     8.000%, 07/15/10                      $          40            $       43
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                                 166
================================================================================

  FOOD, BEVERAGE & TOBACCO [0.2%]

  Quaker Oats
     9.250%, 11/27/07                                 25                    26
================================================================================

  INSURANCE [0.5%]

  MetLife
     6.500%, 12/15/32                                 50                    50
  Protective Life
     4.300%, 06/01/13                                 50                    45
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                           95
================================================================================

  MANUFACTURING [0.1%]

  Tyco International Group
     6.375%, 10/15/11                                 25                    26
================================================================================

  MULTI-MEDIA [0.3%]

  Time Warner
     9.125%, 01/15/13                                 25                    28
  Viacom
     7.700%, 07/30/10                                 25                    27
--------------------------------------------------------------------------------
  TOTAL MULTI-MEDIA                                                         55
================================================================================

  PAPER & PAPER PRODUCTS [0.4%]

  Westvaco
     9.750%, 06/15/20                                 50                    63
================================================================================

  PETROLEUM & FUEL PRODUCTS [0.2%]

  Pemex Project Funding Master
     Trust
     9.125%, 10/13/10                                 25                    27
================================================================================

  RAILROADS [0.2%]

  Union Pacific
     8.660%, 07/02/11                                 39                    41
================================================================================

  TELEPHONES & TELECOMMUNICATIONS [0.3%]

  Deutsche Telekom International
     Finance
     8.250%, 06/15/30                                 25                    29
  New Cingular Wireless Services
     8.750%, 03/01/31                                 25                    31
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATIONS                                     60
================================================================================

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  TRANSPORTATION SERVICES [0.3%]

  FedEx
     9.650%, 06/15/12                      $          50            $       59
================================================================================

     TOTAL CORPORATE BONDS
       (Cost $1,359)                                                     1,338
     ===========================================================================

MORTGAGE-BACKED SECURITIES [7.2%]

  Banc of America Alternative
     Loan Trust, Ser 2004-11,
     Cl 4A1
     5.500%, 12/25/19                                 37                    37
  Banc of America Alternative
     Loan Trust, Ser 2005-6,
     Cl 7A1
     5.500%, 07/25/20                                 42                    41
  Banc One Home Equity Trust,
     Ser 1999-1, Cl A4
     6.470%, 05/25/26                                 25                    25
  Chase Mortgage Finance,
     Ser 2003-S14, Cl 3A6
     5.500%, 01/25/34                                 58                    57
  Citicorp Mortgage Securities,
     Ser 2003-11, Cl 2A8
     5.500%, 12/25/33                                 62                    61
  Citicorp Mortgage Securities,
     Ser 2004-4, Cl A5
     5.500%, 06/25/34                                 86                    83
  Countrywide Alternative Loan
     Trust, Ser 2005-50CB,
     Cl 4A1
     5.000%, 11/25/20                                 46                    45
  Countrywide Asset-Backed
     Certificates, Ser 2005-13,
     Cl AF2
     5.294%, 04/25/36                                 75                    74
  Countrywide Asset-Backed
     Certificates, Ser 2006-11,
     Cl 1AF3
     6.050%, 06/25/09                                100                   100
  Credit-Based Asset Servicing
     Home Equity,
     Ser 2005-CB8, Cl AF2
     5.303%, 12/25/35                                 75                    74
  First Union National Bank
     CMO, Ser 2001-C4, Cl A2
     6.223%, 12/12/33                                 50                    51
  GE Capital Commercial
     Mortgage, Ser 2002-3A,
     Cl A2
     4.996%, 12/10/37                                100                    96
  GMAC Commercial Mortgage
     Securities, Ser 2003-C1,
     Cl A2
     4.079%, 05/10/36                                100                    91
  GMAC Mortgage Corporation
     Loan Trust, Ser 2004,
     Cl HE5
     4.388%, 09/25/34                                 75                    72
  GMAC Mortgage Corporation
     Loan Trust, Ser 2004-GH1,
     Cl A6
     4.810%, 07/25/35                                 75                    74


                                CNI Charter Funds

AHA BALANCED FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                              Face Amount (000)          Value (000)
--------------------------------------------------------------------------------

  GMAC Mortgage Corporation
     Loan Trust, Ser 2004-J4,
     Cl A2
     5.500%, 08/25/14                      $          64            $       63
  RAAC, Ser 2004-SP1, Cl AI4
     5.285%, 08/25/27                                 75                    72
  Residential Accredit Loans,
     Ser 2004-QS5, Cl A5
     4.750%, 04/25/34                                 31                    30
  Residential Accredit Loans,
     Ser 2004-QS6, Cl A1
     5.000%, 05/25/19                                 35                    34
  Residential Funding Mortgage
     Securities, Ser 2003-S11,
     Cl A2
     4.000%, 06/25/18                                 75                    68
  Washington Mutual Corporate
     CMO, Ser 2004-CB3, Cl 3A
     5.500%, 10/25/19                                 38                    37
--------------------------------------------------------------------------------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $1,329)                                                     1,285
================================================================================

U.S. TREASURY OBLIGATIONS [6.4%]

  U.S. Treasury Bonds
     9.125%, 05/15/18                                250                   335
     6.250%, 08/15/23 (A)                            725                   799
--------------------------------------------------------------------------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $1,177)                                                     1,134
================================================================================

ASSET-BACKED SECURITIES [2.0%]

  Chase Credit Card Master Trust,
     Ser 2003-6, Cl A (B)
     5.309%, 02/15/11                                125                   125
  Residential Asset Securities, Ser
     2002-RS3, Cl AI5
     5.572%, 06/25/32                                140                   139
  Residential Asset Securities, Ser
     2003-KS10, Cl AI3
     3.250%, 05/25/29                                 25                    25
  Residential Asset Securities, Ser
     2003-KS11, Cl AI3
     3.320%, 02/25/29                                  8                     8
  Residential Asset Securities, Ser
     2004-KS5, Cl AI3 (B)
     4.030%, 04/25/30                                 42                    41
  Residential Asset Securities, Ser
     2004-RS3, Cl AI2
     3.052%, 06/25/29                                  9                     9
--------------------------------------------------------------------------------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $352)                                                         347
================================================================================

FOREIGN GOVERNMENT BONDS [0.5%]

  Hydro-Quebec
     11.750%, 02/01/12                                50                    65

                                              Face Amount
Description                                  (000)/Shares           Value (000)
--------------------------------------------------------------------------------

  United Mexican States
     9.875%, 02/01/10                         $       25            $       27
--------------------------------------------------------------------------------
     TOTAL FOREIGN GOVERNMENT BONDS
       (Cost $96)                                                           92
================================================================================

MUNICIPAL BOND [0.1%]

  LOUISIANA [0.1%]

  Louisiana State, Tobacco
     Settlement Financing
     Authority, Ser 2001A
     6.360%, 05/15/25                                 25                    25
================================================================================

     TOTAL MUNICIPAL BOND
       (Cost $25)                                                           25
================================================================================

REPURCHASE AGREEMENT [6.6%]

  Credit Suisse  First  Boston
     5.360%,  dated  06/30/06,
     matures on 07/03/06,
     repurchase price $1,175,692
     (collateralized by a corporate
     obligation, par value
     $1,196,059, 0.000%,
     09/10/07, total market value
     $1,199,575)(C)                                1,175                 1,175
--------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
       (Cost $1,175)                                                     1,175
================================================================================

CASH EQUIVALENTS [4.5%]

  AIM Short-Term Investment
     Company, Liquid Assets
     Portfolio (C)                               194,141                   194
  Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.12% (D)                             306,303                   306
  Wachovia Institutional Trust,
     Cl I, 4.52% (D)                             299,678                   300
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS
       (Cost $800)                                                         800
     ===========================================================================

     TOTAL INVESTMENTS [108.0%]
       (Cost $18,067) +                                             $   19,230
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $17,799 (000).

+ AT JUNE 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,067
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,537 (000)'S AND $374 (000)'S, RESPECTIVELY.

* NON-INCOME PRODUCING SECURITY

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2006 WAS $1,303,462.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2006.

(C) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT JUNE 30, 2006 WAS $1,369,308.


                                CNI Charter Funds

AHA BALANCED FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

(D) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI Charter Funds

AHA DIVERSIFIED EQUITY FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [96.4%]

  ADVERTISING [1.7%]

  Avaya *                                         19,100            $      218
  WPP Group, ADR                                  25,500                 1,537
--------------------------------------------------------------------------------
  TOTAL ADVERTISING                                                      1,755
================================================================================

  AEROSPACE & DEFENSE [1.9%]

  Boeing                                           9,000                   737
  Lockheed Martin                                  3,400                   244
  Northrop Grumman                                 7,100                   455
  United Technologies                              9,300                   590
--------------------------------------------------------------------------------
  TOTAL AEROSPACE & DEFENSE                                              2,026
================================================================================

  AIR FREIGHT & LOGISTICS [0.1%]

  Fedex                                            1,300                   152
================================================================================

  APPAREL/TEXTILES [0.6%]

  Jones Apparel Group                             20,200                   642
================================================================================

  AUTOMOTIVE [0.6%]

  Autozone *                                       2,600                   229
  Ford Motor                                       8,300                    58
  Paccar                                           3,500                   288
--------------------------------------------------------------------------------
  TOTAL AUTOMOTIVE                                                         575
================================================================================

  BANKS [8.3%]

  Bank of America                                 58,200                 2,800
  JPMorgan Chase                                  18,400                   773
  National City                                    2,400                    87
  US Bancorp                                      34,500                 1,065
  Wachovia                                        16,500                   892
  Washington Mutual                               47,985                 2,187
  Wells Fargo                                     11,500                   771
--------------------------------------------------------------------------------
  TOTAL BANKS                                                            8,575
================================================================================

  BIOTECHNOLOGY [1.4%]

  Amgen *                                         19,900                 1,298
  Gilead Sciences *                                2,800                   166
--------------------------------------------------------------------------------
  TOTAL BIOTECHNOLOGY                                                    1,464
================================================================================

  BROADCASTING & CABLE [1.0%]

  Cisco Systems *                                  1,800                    35
  Freescale Semiconductor, Cl B*                   9,600                   282
  Motorola                                        35,400                   714
--------------------------------------------------------------------------------
  TOTAL BROADCASTING & CABLE                                             1,031
================================================================================

  BUILDING & CONSTRUCTION [0.4%]

  KB Home                                          4,700                   216

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

   Lennar, Cl A                                    5,100            $      226
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                           442
================================================================================

  BUSINESS SERVICES [3.5%]

  Cendant                                         85,800                 1,398
  Convergys *                                      1,300                    25
  Equifax                                          5,600                   192
  First Data                                      40,400                 1,820
  NCR *                                            6,800                   249
--------------------------------------------------------------------------------
  TOTAL BUSINESS SERVICES                                                3,684
================================================================================

  CHEMICALS [0.2%]

  Rohm & Haas                                      4,700                   236
================================================================================

  COMMUNICATION & MEDIA [2.0%]

  DIRECTV Group *                                122,000                 2,013
  Time Warner                                      6,800                   118
--------------------------------------------------------------------------------
  TOTAL COMMUNICATION & MEDIA                                            2,131
================================================================================

  COMPUTERS [2.1%]

  Apple Computer *                                 4,200                   240
  Hewlett-Packard                                 27,400                   868
  IBM                                             13,300                 1,022
--------------------------------------------------------------------------------
  TOTAL COMPUTERS                                                        2,130
================================================================================

  COMPUTER SOFTWARE [2.5%]

  Microsoft                                       77,800                 1,813
  Oracle *                                        52,800                   765
--------------------------------------------------------------------------------
  TOTAL COMPUTER SOFTWARE                                                2,578
================================================================================

  COMPUTER SYSTEM DESIGN & SERVICES [2.1%]

  Cadence Design Systems *                        51,500                   883
  Computer Sciences *                              4,700                   228
  Diebold                                         26,500                 1,076
--------------------------------------------------------------------------------
  TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                2,187
================================================================================

  CONSUMER PRODUCTS & SERVICES [1.5%]

  Procter & Gamble                                23,300                 1,296
  Whirlpool                                        3,100                   256
--------------------------------------------------------------------------------
  TOTAL CONSUMER PRODUCTS & SERVICES                                     1,552
================================================================================

  DIVERSIFIED MANUFACTURING [0.9%]

  General Electric                                29,800                   982
================================================================================


                                CNI Charter Funds

AHA DIVERSIFIED EQUITY FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

  DIVERSIFIED METALS & MINING [0.2%]

  Freeport-McMoran Copper &
     Gold, Cl B                                    4,900            $      271
================================================================================

  DRUGS [6.6%]

  Hospira *                                        4,800                   206
  Johnson & Johnson                               15,510                   929
  Merck                                           24,200                   882
  Pfizer                                          54,275                 1,274
  Sanofi-Aventis, ADR                             31,200                 1,519
  Wyeth                                           45,000                 1,999
--------------------------------------------------------------------------------
  TOTAL DRUGS                                                            6,809
================================================================================

  ELECTRICAL SERVICES [1.1%]

  Duke Energy                                     17,200                   505
  TXU                                             10,800                   646
--------------------------------------------------------------------------------
  TOTAL ELECTRICAL SERVICES                                              1,151
================================================================================

  ENERGY [0.8%]

  American Electric Power                          8,800                   301
  Edison International                             7,300                   285
  Sempra Energy                                    5,200                   237
--------------------------------------------------------------------------------
  TOTAL ENERGY                                                             823
================================================================================

  ENTERTAINMENT [1.1%]

  Carnival                                        26,400                 1,102
================================================================================

  FINANCIAL SERVICES [2.8%]

  Capital One Financial                            6,700                   572
  CIT Group                                        5,200                   272
  Citigroup                                       31,665                 1,528
  Countrywide Financial                           13,800                   525
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                               2,897
================================================================================

  FOOD, BEVERAGE & TOBACCO [3.8%]

  Archer-Daniels-Midland                          12,900                   533
  Coca-Cola                                       20,900                   899
  Conagra Foods                                   48,300                 1,068
  General Mills                                    8,100                   418
  Pepsi Bottling Group                             7,400                   238
  Tyson Foods, Cl A (A)                           54,400                   808
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                         3,964
================================================================================

  GAS/NATURAL GAS [1.1%]

  El Paso                                         63,200                   948
  Nicor                                            5,300                   220
--------------------------------------------------------------------------------
  TOTAL GAS/NATURAL GAS                                                  1,168
================================================================================

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

  HEALTHCARE PRODUCTS & SERVICES [3.8%]

  Cardinal Health                                  1,800            $      116
  Cigna                                           18,800                 1,852
  HCA                                             31,200                 1,346
  McKesson                                         7,000                   331
  UnitedHealth Group                               7,600                   340
--------------------------------------------------------------------------------
  TOTAL HEALTHCARE PRODUCTS & SERVICES                                   3,985
================================================================================

  INSURANCE [10.3%]

  ACE, ADR                                        12,300                   622
  Aetna                                           13,000                   519
  Allstate                                        26,600                 1,456
  American International
      Group                                        2,994                   177
  Assured Guaranty                                36,700                   931
  Chubb                                            9,200                   459
  Cincinnati Financial                             5,400                   254
  Conseco *                                       50,800                 1,174
  Hartford Financial Services
     Group                                         4,800                   406
  ING Groep, ADR                                  27,000                 1,062
  Lincoln National                                 6,200                   350
  MBIA                                            24,500                 1,434
  Metlife                                          5,800                   297
  Mgic Investment                                  3,400                   221
  Safeco                                           2,200                   124
  St Paul Travelers                               26,300                 1,172
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                       10,658
================================================================================

  INVESTMENT BANKER/BROKER DEALER [1.3%]

  Bear Stearns                                     2,700                   378
  Goldman Sachs Group                              5,300                   797
  Lehman Brothers Holdings                         2,500                   163
--------------------------------------------------------------------------------
  TOTAL INVESTMENT BANKER/BROKER DEALER                                  1,338
================================================================================

  MACHINERY [3.2%]

  Caterpillar                                      3,200                   238
  Cummins                                          2,700                   330
  Deere                                            1,500                   125
  Eaton                                           19,300                 1,455
  Illinois Tool Works                             25,400                 1,207
--------------------------------------------------------------------------------
  TOTAL MACHINERY                                                        3,355
================================================================================

  MEASURING DEVICES [0.3%]

  Agilent Technologies *                           9,200                   290
================================================================================

  MEDICAL PRODUCTS & SERVICES [0.8%]

  Bard (C.R.)                                      1,500                   110
  Becton Dickinson                                 5,700                   348
  Coventry Health Care *                           4,800                   264
  Wellpoint *                                      2,200                   160
--------------------------------------------------------------------------------
  TOTAL MEDICAL PRODUCTS & SERVICES                                        882
================================================================================


                                CNI Charter Funds

AHA DIVERSIFIED EQUITY FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

  METALS & MINING [0.4%]

  Phelps Dodge                                     4,500            $      370
================================================================================

  MISCELLANEOUS BUSINESS SERVICES [0.7%]

  Interpublic Group (A)*                          87,900                   734
================================================================================

  MULTI-MEDIA [1.5%]

  News Corp., Cl A                                37,800                   725
  Walt Disney                                     27,400                   822
--------------------------------------------------------------------------------
  TOTAL MULTI-MEDIA                                                      1,547
================================================================================

  PAPER & PAPER PRODUCTS [0.2%]

  Louisiana-Pacific                                9,500                   208
================================================================================

  PETROLEUM & FUEL PRODUCTS [6.4%]

  Ashland                                          3,600                   240
  Chesapeake Energy                                8,500                   257
  ChevronTexaco                                   26,300                 1,632
  ConocoPhillips                                  15,554                 1,019
  Devon Energy                                     6,700                   405
  Exxon Mobil                                     17,352                 1,065
  Marathon Oil                                     8,361                   697
  Occidental Petroleum                             7,400                   759
  Rowan                                              400                    14
  Valero Energy                                    8,000                   532
--------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                        6,620
================================================================================

  PETROLEUM REFINING [0.3%]

  Hess                                             5,500                   291
================================================================================

  PETROLEUM SERVICES [4.4%]

  BJ Services                                     32,300                 1,203
  GlobalSantaFe                                   29,800                 1,721
  Halliburton                                     19,600                 1,455
  Schlumberger                                     3,000                   195
--------------------------------------------------------------------------------
  TOTAL PETROLEUM SERVICES                                               4,574
================================================================================

  PRINTING & PUBLISHING [0.2%]

  Meredith                                         4,500                   223
================================================================================

  RESIDENTIAL HOUSING [0.2%]

  DR Horton                                          400                    10
  Pulte Homes                                      8,100                   233
--------------------------------------------------------------------------------
  TOTAL RESIDENTIAL HOUSING                                                243
================================================================================

  RETAIL [6.8%]

  Autonation *                                    10,100                   217
  CVS                                             34,600                 1,062
  Darden Restaurants                               6,400                   252

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

  Federated Department Stores                     12,400            $      454
  Home Depot                                      58,400                 2,090
  JC Penney                                        5,100                   344
  Kroger                                          10,600                   232
  Limited Brands                                  30,200                   773
  Sherwin Williams                                 4,800                   228
  Target                                          27,900                 1,363
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                           7,015
================================================================================

  RUBBER & PLASTIC [0.2%]

  Goodyear Tire & Rubber *                        18,300                   203
================================================================================

  SEMI-CONDUCTORS [2.4%]

  Infineon Technologies ADR
     (A)*                                        145,600                 1,625
  National Semiconductor                           9,200                   219
  Texas Instruments                               19,900                   603
--------------------------------------------------------------------------------
  TOTAL SEMI-CONDUCTORS                                                  2,447
================================================================================

  STEEL & STEEL WORKS [0.3%]

  Nucor                                            6,000                   325
  United States Steel                                400                    28
--------------------------------------------------------------------------------
  TOTAL STEEL & STEEL WORKS                                                353
================================================================================

  TELEPHONES & TELECOMMUNICATIONS [2.4%]

  Alltel                                           8,700                   555
  AT&T                                            52,900                 1,475
  Bellsouth                                        1,600                    58
  CenturyTel                                       6,200                   230
  Embarq *                                         5,450                   224
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,542
================================================================================

  TRANSPORTATION SERVICES [0.5%]

  Norfolk Southern                                 9,000                   479
================================================================================

  TRUCKING [0.3%]

  Ryder System                                     5,100                   298
================================================================================

  WEB PORTALS/ISP [0.3%]

  Google, Cl A *                                     500                   210
  Yahoo! *                                         2,400                    79
--------------------------------------------------------------------------------
  TOTAL WEB PORTALS/ISP                                                    289
================================================================================


                                CNI Charter Funds

AHA DIVERSIFIED EQUITY FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

                                             Shares/Face
Description                                   Amount(000)           Value (000)
--------------------------------------------------------------------------------

  WHOLESALE [0.9%]

  Sysco                                           30,300            $      926
================================================================================

     TOTAL COMMON STOCK
        (Cost $91,425)                                                 100,197
     ===========================================================================

  REPURCHASE AGREEMENT [2.7%]

  Credit Suisse First Boston
     5.360%, dated 06/30/06,
     matures on 07/03/06,
     repurchase price $2,767,896
     (collateralized by a corporate
     obligation, par value
     $2,815,845, 0.000%,
     09/10/07, total market
     value $2,824,124)(B)                     $    2,767                 2,767
--------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
        (Cost $2,767)                                                    2,767
================================================================================

CASH EQUIVALENTS [2.9%]

  AIM Short-Term Investment
     Company, Liquid Assets
     Portfolio (B)                               457,061                   457
  Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.12% (C)                           1,296,650                 1,297
  Wachovia Institutional Trust,
     Cl I, 4.52% (C)                           1,296,650                 1,297
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS
        (Cost $3,051)                                                    3,051
     ===========================================================================

     TOTAL INVESTMENTS [102.0%]
        (Cost $97,243) +                                            $  106,015
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $103,897 (000).

+ AT JUNE 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $97,243
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,043 (000)'S AND $2,271 (000)'S, RESPECTIVELY.

* NON-INCOME PRODUCING SECURITY

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2006 WAS $3,017,033.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2006 WAS $3,223,721.

(C) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI Charter Funds

AHA SOCIALLY RESPONSIBLE EQUITY FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

COMMON STOCK [94.9%]

  ADVERTISING [2.1%]

  CBS                                             18,000            $      487
================================================================================

  AUTOMOTIVE [3.3%]

  Honda Motor, ADR                                24,400                   776
================================================================================

  BANKS [9.5%]

  Chittenden                                      12,600                   326
  International Bancshares                        15,125                   416
  National City                                   13,600                   492
  PNC Financial Services Group                     6,800                   477
  Wachovia                                         9,500                   514
--------------------------------------------------------------------------------
  TOTAL BANKS                                                            2,225
================================================================================

  BROADCASTING & CABLE [2.5%]

  Nokia, ADR                                      29,200                   592
================================================================================

  BUSINESS SERVICES [4.4%]

  Automatic Data Processing                        9,600                   435
  Xerox *                                         43,400                   604
--------------------------------------------------------------------------------
  TOTAL BUSINESS SERVICES                                                1,039
================================================================================

  CHEMICALS [4.8%]

  Air Products & Chemicals                         7,700                   492
  Rohm & Haas                                     12,600                   632
--------------------------------------------------------------------------------
  TOTAL CHEMICALS                                                        1,124
================================================================================

  CABLE/MEDIA [2.6%]

  Time Warner                                     35,000                   606
================================================================================

  COMPUTER SYSTEM DESIGN & SERVICES [0.8%]

  Sun Microsystems *                              47,000                   195
================================================================================

  CONSUMER PRODUCTS & SERVICES [7.1%]

  Kimberly-Clark                                  12,000                   740
  Mattel                                          28,200                   466
  Sony, ADR                                       10,700                   471
--------------------------------------------------------------------------------
  TOTAL CONSUMER PRODUCTS & SERVICES                                     1,677
================================================================================

  DIVERSIFIED METALS & MINING [2.8%]

  Hewlett-Packard                                 20,500                   649
================================================================================

  DRUGS [6.0%]

  Abbott Laboratories                             12,800                   558
  Johnson & Johnson                                7,800                   468

Description                                     Shares              Value (000)
--------------------------------------------------------------------------------

  Schering-Plough                                 19,600            $      373
--------------------------------------------------------------------------------
  TOTAL DRUGS                                                            1,399
================================================================================

  ELECTRICAL SERVICES [3.1%]

  Emerson Electric                                 8,700                   729
================================================================================

  ENERGY [2.8%]

  Atmos Energy                                    23,500                   656
================================================================================

  FINANCIAL SERVICES [3.1%]

  CIT Group                                        9,700                   507
  Citigroup                                        4,800                   232
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                                 739
================================================================================

  FOOD, BEVERAGE & TOBACCO [2.1%]

  Supervalu                                       16,100                   494
================================================================================

  HEALTHCARE PRODUCTS & SERVICES [5.2%]

  Applera - Applied Biosystems
     Group                                        24,000                   776
  Cardinal Health                                  7,100                   457
--------------------------------------------------------------------------------
  TOTAL HEALTHCARE PRODUCTS & SERVICES                                   1,233
================================================================================

  INSURANCE [7.4%]

  American International
      Group                                        7,000                   413
  First American                                   9,900                   418
  Mercury General                                  7,200                   406
  Metlife                                          9,700                   497
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                        1,734
================================================================================

  MISCELLANEOUS MANUFACTURING [2.0%]

  Tyco International                                  17                   468
================================================================================

  PAPER & PAPER PRODUCTS [2.4%]

  MeadWestvaco                                    20,500                   573
================================================================================

  PETROLEUM & FUEL PRODUCTS [9.1%]

  BP, ADR                                          9,000                   627
  Chesapeake Energy (A)                           28,300                   856
  Unit Corp. *                                    11,500                   654
--------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                        2,137
================================================================================

  PRINTING & PUBLISHING [4.6%]

  Lee Enterprises                                 17,600                   474


                                CNI Charter Funds

AHA SOCIALLY RESPONSIBLE EQUITY FUND

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)

                                             Shares/Face
Description                                  Amount (000)           Value (000)
--------------------------------------------------------------------------------

  Thomson                                         15,600            $      601
--------------------------------------------------------------------------------
  TOTAL PRINTING & PUBLISHING                                            1,075
================================================================================

  TELEPHONES & TELECOMMUNICATIONS [5.0%]

  Embarq *                                         5,800                   237
  Sprint Nextel                                   22,000                   440
  Telephone & Data Systems                        12,000                   497
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATIONS                                  1,174
================================================================================

  WASTE DISPOSAL [2.2%]

  Waste Management                                14,500                   520
================================================================================

     TOTAL COMMON STOCK
        (Cost $20,891)                                                  22,301
     ===========================================================================

REPURCHASE AGREEMENT [1.6%]

  Credit Suisse First Boston
     5.360%, dated 06/30/06,
     matures on 07/03/06,
     repurchase price $368,571
     (collateralized by a
     corporate obligation,
     par value $374,956,
     0.000%, 09/10/07, total market
     value $376,059)(B)                       $      368                   368
--------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
      (Cost $368)                                                          368
================================================================================

CASH EQUIVALENTS [4.9%]

  AIM Short-Term Investment
     Company, Liquid Assets
     Portfolio (B)                                60,862                    61
  Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.12% (C)                             545,275                   545
  Wachovia Institutional Trust,
     Cl I, 4.52% (C)                             545,275                   545
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS
        (Cost $1,151)                                                    1,151
     ===========================================================================

     TOTAL INVESTMENTS [101.4%]
        (Cost $22,410) +                                            $   23,820
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $23,484 (000).

+ AT JUNE 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $22,410
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,220 (000)'S AND $810 (000)'S, RESPECTIVELY.

* NON-INCOME PRODUCING SECURITY

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2006 WAS $407,494.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT JUNE 30, 2006 WAS $429,269.

(C) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2006.

ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                CNI Charter Funds

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             CNI Charter Funds

By (Signature and Title)*                /s/ Vern Kozlen
                                         -----------------------------
                                         Vern Kozlen, President & CEO


Date  August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Vern Kozlen
                                         -----------------------------
                                         Vern Kozlen, President & CEO


Date  August 18, 2006

By (Signature and Title)*                /s/ Eric Kleinschmidt
                                         -----------------------------
                                         Eric Kleinschmidt, Controller and COO

Date  August 18, 2006


* Print the name and title of each signing officer under his or her signature.